Document and Entity Information	Aug. 30, 2019
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2018
Entity Registrant Name	ADVISORS' INNER CIRCLE FUND
Entity Central Index Key	0000878719
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 30, 2019
Document Effective Date	Aug. 30, 2019
Prospectus Date	Mar. 01, 2019